Convertible Notes And Derivative Liability and Warrants - Schedule of Transaction Costs on Issuance of Notes (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Schedule of Transaction Costs on Issuance of Notes [Abstract]
Balance at beginning of the period / year	$ 348,316	$ 648,232
Add: capitalized during the period / year		564,000
Less: charged to additional paid in capital for converted notes during the period / year	(269,263)	(777,836)
Less: amortized during the period / year	(79,053)	(86,080)
Ending balance		$ 348,316